Capital and financial risk management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Total borrowings	$ 0
Financial assets held for managing liquidity risk	1,011,000	$ 923,400
Cash and cash equivalents	612,941	531,916	$ 947,230
Undrawn borrowing facilities	398,100	$ 391,500
The corporate facility
Statement Line Items [Line Items]
Total borrowings	398,100
Outstanding letters of credit
Statement Line Items [Line Items]
Total borrowings	1,900
Currency risk | Canada, Dollars
Statement Line Items [Line Items]
Gain (loss) on ten percent decrease in risk	800
Gain (loss) on ten percent increase in risk	(1,100)
Currency risk | Turkey, New Lira
Statement Line Items [Line Items]
Gain (loss) on ten percent decrease in risk	8,300
Gain (loss) on ten percent increase in risk	(6,800)
Interest rate risk
Statement Line Items [Line Items]
Adjustment to interest income from a 100 basis point change	$ 6,100